Discontinued Operations	12 Months Ended
Mar. 31, 2023
Discontinued Operations [Abstract]
Discontinued operations

24. Discontinued operation

In February 2023, the Company entered into a sale and purchase agreement with Yang Xu and Liqing Zheng (the “Purchaser”) to dispose 100% equity interest in Hangzhou Dacheng and Hangzhou Longyun (collectively, the “disposal group”) at a total consideration of US$1.00. The disposal was completed on March 31, 2023, the date on which the control of Hangzhou Dacheng and Hangzhou Longyun was passed to the Purchaser.

(a)	Details of the disposal of discontinued operation

The carrying amounts of assets and liabilities in relation to the discontinued operation as of March 31, 2023, the date of disposal, were:

As of March 31, 2023
US$
Assets
Non-current assets
Property and equipment, net	204,519
Right-of-use assets, net	184,970
Total non-current assets	389,489

Current assets
Other receivables	95,174
Cash and cash equivalents	70,736
Total current assets	165,910

Total assets	555,399

Liabilities
Non-current liabilities
Lease liabilities	(94,313)
Total non-current liabilities	(94,313)

Current liabilities
Other payables	(612,770)
Tax payable	(1,892,200)
Lease liabilities	(40,652)
Total current liabilities	(2,545,622)

Total liabilities	(2,639,935)

Net deficit of the disposal group	(2,084,536)

(b)	Calculation of gain or loss of the disposal of discontinued operation

As of March 31, 2023
US$
Gain on disposal of discontinued operation:
Consideration	1
Carrying amount of net liabilities sold	2,084,536
Derecognition of non-controlling interests	(569,360)
Gain on disposal of discontinued operation	1,515,177

(c)	Cash flows from discontinued operation

For the year ended March 31, 2023
Net cash outflow arising from the disposal group:	US$
Cash consideration received	—
Cash and cash equivalents	(70,736)
Net cash outflow from the disposal group	(70,736)

	For the year ended March 31, 2023	For the year ended March 31, 2022	For the year ended March 31, 2021
Net cash inflow (outflow) arising on disposal group:	US$	US$	US$
Net cash used in operating activities	(374,683)	(4,397,911)	(2,384,020)
Net cash generated from investing activities	35,548	342,158	1,292,107
Net cash (used in) generated from financing activities	(126,787)	3,591,469	(69,609)
Net cash outflow from discontinued operation	(465,922)	(464,284)	(1,161,522)

(d)	Financial performance and cash flow information of discontinued operation

The information related to the consolidated income statements of profit or loss and comprehensive loss of the disposal group for the years ended March 31, 2023 and 2022 is presented below:

	For the years ended March 31,
	2023	2022	2021
	US$	US$	US$
Revenue	374,409	2,032,916	225,749

Cost of revenue	(270,232)	(334,590)	—
Selling and promotion	(606,081)	(4,418,173)	(3,343,935)
General and administrative	(607,315)	(502,083)	(169,583)
Operating loss	(1,109,219)	(3,221,930)	(3,287,769)
Other income	192,168	5,233	983
Other expense	(8,847,133)	(157,904)	(25,237)
Interest income	999	206,841	412,908
Finance costs	—	(25,625)	(6,127)
Loss before income tax	(9,763,185)	(3,193,385)	(2,905,242)
Income tax expenses	(5)	—	—
Loss for the year from discontinued operation	(9,763,190)	(3,193,385)	(2,905,242)

Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	(919)	42,294	(292,714)

Total comprehensive loss for the year from discontinued operation	(9,764,109)	(3,151,091)	(3,197,956)

Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation	(9,764,109)	(3,142,707)	(3,134,047)

Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation	—	(8,384)	(63,909)

Total comprehensive loss for the year from discontinued operation	(9,764,109)	(3,151,091)	(3,197,956)